Commitments and Related Party Transactions - Founded shares (Details) - Founders shares	6 Months Ended
Jun. 30, 2021 $ / shares
Related Party Transaction [Line Items]
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination	20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination	30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences	150 days
Class A common stock
Related Party Transaction [Line Items]
Stock conversion ratio	1